PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Value-added taxes (“VAT”) recoverable	305,524	283,001	41,031
Receivables from failed sale-leaseback transactions (1)	428,810	176,210	25,548
Rental and other deposits	66,786	88,972	12,899
Fair value accounting of financial instruments	—	49,077	7,115
Factoring receivables (2)	212,582	39,105	5,670
Interest receivables	26,068	28,112	4,076
Government grant	19,000	—	—
Others	147,448	167,688	24,310
Allowance for credit losses (3)	(33,746)	(54,323)	(7,876)
	1,172,472	777,842	112,773
(1)	Failed sale-leaseback transactions as buyer-lessor

The Company has certain failed sales-leaseback transactions of certain motor vehicles and logistic equipment in which the Company acts as buyer-lessor but the seller-lessee does not transfer the control of the leased asset to the Company. The Company uses effective interest rate method in the computation of interest income which is recorded as Capital services revenues in “Revenue – Others” in the consolidated statements of comprehensive (loss) income. Interest income was insignificant for the years ended December 31, 2020, 2021 and 2022. As of December 31, 2021 and 2022, the Company recorded receivables from failed sale-leaseback transactions due within one year of RMB428,810 and RMB176,210 (US$25,548), respectively, under the “Prepayments and other current assets”. As of December 31, 2021 and 2022, the Company recorded receivables from failed sale-leaseback transactions due over one year of RMB109,295 and RMB25,811 (US$3,742), net of allowance for credit losses of RMB4,752 and RMB7,621 (US$1,105), respectively, under “Other non-current assets”.

(2)	Factoring receivables

The Company provides factoring service to provide capital as a lender to certain third-party suppliers who transfer their rights to future cash receipts from accounts receivable with recourse through a factoring arrangement to fund their operations and improve their credit position within one year. The Company uses effective interest rate method in the computation of interest income which is recorded as Capital services revenues in “Revenue – Others” in the consolidated statements of comprehensive (loss) income. Interest income was RMB32,308, RMB34,956 and RMB7,536 (US$1,093) for the years ended December 31, 2020, 2021 and 2022. As of December 31, 2021 and 2022, the allowance for credit losses of factoring receivables were RMB10,781 and nil, respectively.

(3)	Allowance for credit losses

The movements in the allowance for credit losses were as follows:

	As at December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance at beginning of the year	—	(12,196)	(33,746)	(4,893)
Adoption of ASU 2016-13	(3,793)	—	—	—
Additions	(8,403)	(21,550)	(31,358)	(4,546)
Write‑offs	—	—	10,781	1,563
Balance at end of the year	(12,196)	(33,746)	(54,323)	(7,876)

Schedule of movements in allowance for credit losses

	As at December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance at beginning of the year	—	(12,196)	(33,746)	(4,893)
Adoption of ASU 2016-13	(3,793)	—	—	—
Additions	(8,403)	(21,550)	(31,358)	(4,546)
Write‑offs	—	—	10,781	1,563
Balance at end of the year	(12,196)	(33,746)	(54,323)	(7,876)